PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Mar. 31, 2022
PRINCIPAL ACTIVITIES AND ORGANIZATION
Schedule of principal subsidiaries and VIEs

As of March 31, 2022, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect	Principal activities

Youxin (Shaanxi) Technology Information Co., Ltd.	Xi’an	April 27, 2018	100%	Online used car transaction service
Youxin (Ningbo) Information Technology Co., Ltd.	Ningbo	July 15, 2020	100%	Vehicle sales
Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd.	Hefei	September 8, 2021	100%	Vehicle sales
Hefei Youquan Information Technology Co., Ltd.	Hefei	December 13, 2021	100%	Vehicle sales